SCHEDULE OF SERVICE INVENTORIES (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Long-Term Purchase Commitment [Line Items]
Total	$ 101,419	$ 96,772
Spare Parts [Member]
Long-Term Purchase Commitment [Line Items]
Total	64,174	63,842
Chemicals [Member]
Long-Term Purchase Commitment [Line Items]
Total	$ 37,245	$ 32,930